VARIABLE INTEREST ENTITIES - Unconsolidated VIEs and Other Equity Method Investments (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Unconsolidated VIE
Assets	¥ 15,815,245	¥ 12,416,743
Liabilities	13,072,312	10,215,676
Equity	2,742,933	2,201,067	¥ 1,638,324	¥ 1,287,028
Total liabilities and equity	15,815,245	12,416,743
JP Shuhan
Unconsolidated VIE
Assets	12,773	10,511
Liabilities	4,015	3,428
Equity	8,758	7,083
Total liabilities and equity	¥ 12,773	¥ 10,511
JP Shuhan
Equity method investments
Ownership interest held	66.70%